Supplemental Oil and Gas Reserve Information (Unaudited) (Details)	12 Months Ended
	Dec. 31, 2011 bbl	Dec. 31, 2010 bbl	Dec. 31, 2009 bbl
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve
Beginning Balance			0
Balance			0
Crude Oil [Member]
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve
Beginning Balance	692,388
Purchase of reserves		643,955
Revisions of previous estimates	(268,718)	123,679
Extensions and discoveries	266,000	58,463
Sale of reserves
Production	(81,433)	(133,709)
Balance	608,237	692,388
Proved Developed Reserves	215,693	277,669
Proved Undeveloped Reserves	392,545	414,719
Natural Gas [Member]
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve
Beginning Balance	308,579
Purchase of reserves
Revisions of previous estimates	(44,919)
Extensions and discoveries		323,493
Sale of reserves
Production	(115,583)	(14,914)
Balance	148,077	308,579
Proved Developed Reserves	148,077	308,579
Proved Undeveloped Reserves